Components of Income Tax Provision (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
State current provision, Discontinued operations	$ 67,000	$ 148,000	$ 140,000